THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

March 1, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

Stewart Capital Mutual Funds, File Nos. 811-21955 and 333-137670

Ladies and Gentlemen:

On behalf of Stewart Capital Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Stewart Capital Mid Cap Fund (the “Fund”).  The main purpose of the filing is to provide current financial statements and other updating information for the Fund.  The prospectus is intended to comply with the new Form N-1A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/Thompson Hine LLP

Thompson Hine LLP